PRINCIPAL ACCOUNTING POLICIES - Sales and marketing expenses and Business combinations and non-controlling interests (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
PRINCIPAL ACCOUNTING POLICIES
Advertising costs	¥ 443.6	¥ 889.0	¥ 27.6